Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15	SUBSEQUENT EVENTS

Subsidiary Divestiture

On July 22, 2025, the Company entered into an agreement with First Winner Management Limited (a British Virgin Islands company) to sell 100% equity interests in its wholly-owned subsidiaries, Kids IT Education Inc. (incorporated in the Cayman Islands) and Tarena Hong Kong Limited (incorporated in Hong Kong, China), for US$1. The transaction was approved at the Extraordinary General Meeting of Shareholders on August 25, 2025.

External Financing

On April 1, 2025, the Company entered into an agreement with investors to issue 25,000,000 Class A ordinary shares, raising US$2,000,000 at a per-share price of US$0.08 (converted based on the closing price of the Company’s ADSs on March 31, 2025); on the same day, the Company entered into an agreement with Jeethen International Co., Limited to acquire its core brain-computer interface algorithms and software-hardware systems (valued at US$10,850,000) in exchange for 135,625,000 Class A ordinary shares (at US$0.08 per share).

On July 25, 2025, the Company issued 7,874,015 units, with each unit consisting of 1 Class A ordinary share and 1 warrant to purchase one Class A ordinary share, to certain non-U.S. investors pursuant to the exemption from registration under Regulation S of the Securities Act, at a per unit price of US$0.254 (converted based on the closing price of ADSs on July 25, 2025), raising approximately US$2,000,000 (for working capital). The warrants have an initial exercise price of US$0.6, a 5-year term, allowing for cashless exercise after 6 months from issuance if there is no effective registration statement for the resale of the warrant shares, and includes customary anti-dilution provisions for dividends, reverse share splits, or other similar transactions.

Equity Incentive Plan

On August 4, 2025, the Company announced its plan to launch the 2025 Equity Incentive Plan, reserving 34,430,300 Class A ordinary shares to attract and retain key talents, with grantees including employees, directors, and consultants; the plan was approved at the Extraordinary General Meeting of Shareholders on August 25, 2025.

Company Name Change

On August 4, 2025, the Company announced its plan to change its name from “TCTM Kids IT Education Inc.” to “VisionSys AI Inc.” to align with its AI healthcare business transformation strategy.